Empower High Yield Bond Fund Investment Risks - Empower High Yield Bond Fund	Dec. 31, 2025
Below Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities Risk - Below investment grade securities (commonly known as “high yield securities” or “junk bonds”) are speculative, have a higher degree of credit risk and interest rate risk, and may be less liquid and subject to greater volatility in market value than investment grade securities. In addition, high yield securities present a greater risk of loss (which may be substantial or total) of income and principal, than investment grade securities.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk - An issuer (or guarantor) of a security may default on its obligations to pay principal or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk - The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting (or perceived to affect) specific issuers held by the Fund, particular industries represented in the Fund’s portfolio, or the overall securities markets. A variety of factors can increase the volatility of the Fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, deflation, rapid interest rate changes, bank failures, war or acts of terrorism, sanctions, tariffs, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, general outlook for corporate earnings, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk - The value of a convertible security held by the Fund may decline as interest rates rise and vary with fluctuations in the market value of the underlying securities. In addition, the security may be called for redemption at a time or price unfavorable to the Fund.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk - The Fund may not be able to sell a security at or near its perceived value in a timely manner (or at all) because of unusual market conditions, an unusually high volume of redemption requests, little or no active trading market for a specific type of security, legal or contractual restrictions on resale, or a reduced number or capacity of market participants to make a market in such security. Securities acquired in a private placement, such as Rule 144A securities, may involve increased liquidity risk due to restrictions on resale and the potential absence of a liquid secondary market or ready purchasers for such securities. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to the remaining investors’ interest due to market conditions or other factors. Extraordinary and sudden changes in interest rates could disrupt the market for fixed income securities and result in fluctuations in the Fund’s net asset value. Increased redemptions due to a rise in interest rates may require the Fund to liquidate its holdings at an unfavorable time or under adverse or disadvantageous conditions, which may negatively affect the Fund. Investments in many foreign securities tend to have greater exposure to liquidity risk than domestic securities because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk - The market value of a fixed income security is affected significantly by changes (or the expectation of such changes) in interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When interest rates rise, the market value of a fixed income security will generally decline and when interest rates decline, the market values of such securities will generally rise. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Changes in interest rates can be difficult to forecast and may have unpredictable effects on the markets and the Fund’s investments, including negatively affecting yield, value or liquidity. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as increases or decreases in short-term interest rates, may adversely affect markets and the Fund’s performance.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, geopolitical (including war or armed conflict), regulatory, market, currency valuation, or economic or other developments, and can perform differently than the U.S. market. Current tariffs, sanctions, or the threat of potential tariffs, sanctions or similar measures may also impair the value or liquidity of affected securities and negatively impact the Fund.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Bank Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Bank Loan Risk - Bank loans often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. The market for bank loans may not be highly liquid and the Fund may have difficulty selling bank loans. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk - The use of derivatives, including but not limited to forward currency contracts; futures and options on securities, securities indices or currencies; options on these futures; credit default swaps and credit default swap indices; and interest rate or currency swaps, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or the Fund’s other portfolio holdings, magnified losses resulting from leverage, counterparty risk, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk - An issuer may redeem a fixed income security before maturity (a “call”) at a price below its current market value.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results, or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	and is subject to the possible loss of your original investment.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any government agency